Loan Receivables (Details) - Schedule of Loan Receivables - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of other receivables [Abstract]
Loan receivables		$ 1,528,918
Allowance for uncollectible loan receivables
Loan receivables, net		1,528,918
Loan receivables – current		1,528,918
Loan receivables – non-current